December 23, 2013

VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-1520

Re:
Neuberger Berman Alternative Funds
--Neuberger Berman Dynamic Real Return Fund
--Neuberger Berman Risk Balanced Commodity Strategy Fund
File Nos. 333-122847; 811-21715

Re: Request for Selective Review for Post-Effective Amendment No. 32

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of Neuberger Berman Alternative Funds (“Registrant”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A (“PEA 32”) on behalf of Neuberger Berman Dynamic Real Return Fund and Neuberger Berman Risk Balanced Commodity Strategy Fund (the “Funds”).  PEA 32 includes a prospectus (the “Prospectus”) and a statement of additional information (the “SAI”) for each Fund, relating to the Registrant’s issuance of Class A, Class C, and Institutional Class shares of each Fund.  This transmission includes a conformed signature page signed by the Registrant and by power of attorney for a majority of the Trustees, the manually signed originals of which are maintained at the office of the Registrant.

The primary purpose of this filing is to revise the Registrant’s Registration Statement for each Fund to add related performance disclsoure due to the harmonization of the CFTC and SEC rules.  This filing is not intended to affect the prospectus or SAI of any other Class of the Fund or any other previously registered series (or Class of such series) of the Registrant.

The form and text of the Prospectus and SAI, with the exception of the section of the Prospectus titled “Related Performance,” for each Fund, are substantially the same as the Class A, Class C and Institutional Class Prospectus and SAI contained in the following currently effective registration statement for Neuberger Berman Alternative Funds and previously reviewed by the Staff in the following registration statements filed pursuant to Rule 485(a):

Post-Effective Amendment No. 18 to Neuberger Berman Alternative Funds’ registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class A, Class C and Institutional Class shares of Neuberger Berman Risk Dynamic Real Return Fund (Accession No. 0000898432-11-001127) (August 17, 2012).

Post-Effective Amendment No. 8 to Neuberger Berman Alternative Funds’ registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class A, Class C and Institutional Class shares of Neuberger Berman Risk Balanced Commodity Strategy Fund (Accession No. 0000898432-11-001127) (October 14, 2011).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing PEA 32.  Pursuant to Rule 485(a)(2) under the 1933 Act, this PEA 32 will become effective on February 28, 2014.  The Registrant respectfully requests that the Staff furnish the Registrant with any comments on this filing by February 3, 2014.  This will assist the Registrant in keeping to its expected commencement of operations date and prospectus printing schedule.

Should you have any questions, please do not hesitate to call me at (202) 778-9473 or Arthur C. Delibert at (202) 778-9042.  Thank you for your attention.

Sincerely, /s/ Franklin H. Na